Loans Past Due Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, Current	$ 432,476	$ 407,759
Loans, 30 to 59 Days	6,382	8,546
Loans, 60 to 89 Days	2,141	1,809
Loans, 90 Days and Over and Accruing	307	1,897
Loans, Nonaccrual	2,839	4,308
Loans	444,145	424,319
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, Current	148,479	140,330
Loans, 30 to 59 Days	2,573	2,685
Loans, 60 to 89 Days	1,274	1,134
Loans, 90 Days and Over and Accruing	296	606
Loans, Nonaccrual	2,316	2,671
Loans	154,938	147,426
Construction Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, Current	35,944	26,849
Loans, 30 to 59 Days	24	758
Loans, 60 to 89 Days	6	203
Loans, 90 Days and Over and Accruing	0	175
Loans, Nonaccrual	44	92
Loans	36,018	28,077
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, Current	179,739	182,122
Loans, 30 to 59 Days	2,943	4,694
Loans, 60 to 89 Days	812	471
Loans, 90 Days and Over and Accruing	0	1,104
Loans, Nonaccrual	406	1,379
Loans	183,900	189,770
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, Current	20,541	22,519
Loans, 30 to 59 Days	811	376
Loans, 60 to 89 Days	39	0
Loans, 90 Days and Over and Accruing	0	12
Loans, Nonaccrual	72	111
Loans	21,463	23,018
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, Current	6,012	6,045
Loans, 30 to 59 Days	31	33
Loans, 60 to 89 Days	10	1
Loans, 90 Days and Over and Accruing	11	0
Loans, Nonaccrual	1	55
Loans	6,065	6,134
Municipal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, Current	41,761	29,894
Loans, 30 to 59 Days	0	0
Loans, 60 to 89 Days	0	0
Loans, 90 Days and Over and Accruing	0	0
Loans, Nonaccrual	0	0
Loans	$ 41,761	$ 29,894